Annual Total Returns - Fidelity® Treasury Money Market Fund [BarChart] - 10.31 Fidelity Tax-Exempt Money Market & Treasury Money Market Capital Reserves Combo PRO-12 - Fidelity® Treasury Money Market Fund - Fidelity Treasury Money Market Fund-Capital Reserves Class
Dec. 30, 2021
Bar Chart Table:
Annual Return 2011	0.01%
Annual Return 2012	0.01%
Annual Return 2013	0.01%
Annual Return 2014	0.01%
Annual Return 2015	0.01%
Annual Return 2016	0.01%
Annual Return 2017	0.09%
Annual Return 2018	0.94%
Annual Return 2019	1.31%
Annual Return 2020	0.14%